Class A, C, I and K | SSgA High Yield Bond Fund
FUND SUMMARY SSGA HIGH YIELD BOND FUND
INVESTMENT OBJECTIVE
SSGA High Yield Bond Fund (the “Fund”) seeks to maximize total return by investing primarily in fixed-income securities, including, but not limited to, those represented by the Barclays U.S. Corporate High-Yield Bond Index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in the "Investing in SSGA Fund Shares" section on page 47 of the Fund's Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class A, C, I and K SSgA High Yield Bond Fund	Class A		Class C		Class I	Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Class C shares redeemed more than one year after purchase. A 1.00% CDSC may be assessed on redemptions of Class C Shares during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, C, I and K SSgA High Yield Bond Fund		Class A	Class C	Class I	Class K
Management Fee		0.30%	0.30%	0.30%	0.30%
Distribution and Shareholder Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.47%	0.47%	0.47%	0.27%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	1.03%	1.78%	0.78%	0.58%
Less Fee Waivers and/or Expense Reimbursements	[3]	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[4]	0.96%	1.71%	0.71%	0.51%
[1]	"Acquired Fund Fees and Expenses" reflect the Fund's pro rata share of the fees and expenses incurred indirectly through its ownership in other investment companies. They are not direct costs paid by the Fund shareholders.
[2]	"Total Annual Fund Operating Expenses" (which includes "Acquired Fund Fees and Expenses") may be higher than the "Ratio of Expenses to Average Net Assets, Net" in the Financial Highlights section of the Fund's Prospectus because "Ratio of Expenses to Average Net Assets, Net" does not include any applicable acquired fund fees and expenses.
[3]	The Fund's investment adviser, SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.50% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Fund's Board of Trustees.
[4]	The expense information in the table has been restated to reflect current fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Class A, C, I and K SSgA High Yield Bond Fund (USD $)	1 year	3 years	5 years	10 years
Class A	469	684	916	1,581
Class C	274	553	958	2,089
Class I	73	242	426	960
Class K	52	179	317	719

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Class A, C, I and K SSgA High Yield Bond Fund (USD $)	1 year	3 years	5 years	10 years
Class A	469	684	916	1,581
Class C	174	553	958	2,089
Class I	73	242	426	960
Class K	52	179	317	719

PORTFOLIO TURNOVER
The Fund pays transaction costs, typically reflected in a bond’s purchase or sale price, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s turnover rate was 79% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to meet its investment objective by investing at least 80% of its net assets (plus borrowings, if any) in high yield (non-investment grade) bonds commonly referred to as “junk bonds.” “Bonds” include debt obligations and income producing instruments of any kind issued by governmental or private-sector entities, and may include fixed-income securities, securities issued at a discount to face value, securities that pay interest, whether fixed, floating or variable, or securities with a stated principal amount requiring repayment of some or all of that principal amount to the holder of the security. The Fund’s portfolio typically consists of a core portfolio principally drawn from securities in the Barclays U.S. High-Yield 2% Issuer Capped Index, the Fund’s benchmark, as well as other securities that have been selected to overweight or underweight certain securities, industries or sectors represented in the benchmark. Credit analysis of specific issuers is an important component of the Adviser’s securities selection process. High yield bonds, and to a lesser extent other types of bonds, may be purchased at a discount to their face value and thereby provide opportunities to the Fund for capital appreciation. The duration of the Fund (that is, its sensitivity to changes in interest rates) is monitored against the benchmark. Duration is a measure of a bond price’s sensitivity to a given change in interest rates. Generally, the longer a bond’s duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point. The Fund may invest in bonds of any credit quality or duration.

The Fund invests primarily in debt securities that have been publicly issued or privately placed, with fixed, zero coupon, payment-in-kind, variable or floating interest rates. The Fund’s investments may include: obligations of U.S. and foreign corporations (e.g., “Yankee” bonds); privately issued bank loans; equity securities; derivatives (e.g., credit default swap indices); asset-backed securities; and repurchase agreements. The Fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the Fund’s investment adviser, in order to manage its cash. The Fund also may engage in active trading, which could reduce the returns of Fund shareholders investing through a taxable account, and the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies.
PRINCIPAL RISKS
It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
  Debt Securities Risk. The values of debt securities may decrease as a result of many factors, including, by way of example, general market fluctuations; increases in interest rates; actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments; illiquidity in debt securities markets; and prepayments of principal, which often must be reinvested in obligations paying interest at lower rates.
  Liquidity Risk. Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market, which can make it difficult for the Fund to dispose of the position at a favorable time or price or at prices approximating those at which the Fund currently values them. Fixed income markets can become less liquid if the number and capacity of participants who make markets in fixed income securities is reduced. Liquidity risk can be magnified in a rising interest rate environment or in other circumstances when large sales of bonds leads to an oversupply in the market.
  Prepayment Risk. Prepayment risk is the risk that principal of a debt obligation will be repaid at a faster rate than anticipated. In such a case, the Fund may lose the benefit of a favorable interest rate for the remainder of the term of the security in question, and may be unable to recoup all of its initial investment and only be able to reinvest the amount it receives at a less favorable rate.
  Credit Risk. The Fund could lose money if the issuer of a debt security is unable to meet its principal obligations in a timely manner, or if negative perceptions of the issuer’s ability to make such payments cause the price of the bond to decline. Funds that invest primarily in bonds issued by U.S. government agencies and instrumentalities will be subject to less credit risk than funds that invest in other debt obligations. When the Fund enters into certain derivatives transactions, the Fund takes on the credit risk of its counterparties to the transactions.
  Interest Rate Risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally result in increases in the values of existing debt instruments, and rising interest rates generally result in declines in the values of existing debt instruments. Interest rate risk is generally greater for investments with longer durations or maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield and therefore might not benefit from any increase in value as a result of declining interest rates. Adjustable rate instruments also generally increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-income securities (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset, and reset caps or floors, among other factors). When interest rates decline, the income received by the Fund may decline, and the Fund’s yield may also decline. Short-term interest rates have been at historically low levels for an extended period due in substantial part to governmental intervention. Any changes in governmental policy could cause interest rates to increase and could have a substantial and immediate effect on the values of a Fund’s investments.
  Counterparty Risk. The Fund’s ability to profit from certain types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations.
  Non-Investment Grade Securities. Securities rated below investment grade (that is, below BBB by S&P or Baa by Moody’s) are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, such securities are more susceptible to default and may be less liquid at times than investment grade securities. Issuers of these securities may be more susceptible to financial stress during periods of rising interest rates, which could negatively affect such issuers’ abilities to make principal or interest payments on their bonds.
  Rapid Changes in Interest Rates. Rapid changes in interest rates may cause significant requests to redeem Fund shares, and possibly cause the Fund to sell portfolio securities at an unfavorable time or price to satisfy those requests. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the Fund and fixed income markets more generally.
  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed to individuals as ordinary income.
  Privately Negotiated Loans and Other Indebtedness. The Fund may acquire interests in certain corporate loans and other forms of indebtedness that restrict the Fund’s ability to sell those interests. As a result, the Fund may not be able to sell those interests, or sell those interests for full value, when it otherwise may be advantageous to the Fund to do so.
  Mortgage-Related and Other Asset-Backed Securities. Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related or asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.
  Foreign Debt Securities. To the extent the Fund holds securities of foreign issuers, financial information concerning those issuers may be unavailable or more limited than information generally available from U.S. issuers, and it may have difficulty selling the securities or protecting its investment. Foreign securities also tend to be adversely affected by local or regional political and economic developments. Most of the foreign securities held by the Fund are “Yankee” bonds, that is, U.S. dollar-denominated foreign bonds. The value of non-U.S. dollar denominated foreign bonds in which the Fund may invest also may be subject to changes in exchange rates.
  Equity Securities. An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as fluctuations in price of specific securities or in equity markets generally and the risk of substantial price volatility.
  Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Derivative instruments are also subject to the risk of mispricing or improper valuation. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return margin, or otherwise honor its obligations.
  Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile, and is more sensitive to interest rates, than other fixed income securities with similar maturities and credit qualities that pay interest periodically. In addition, because the Fund intends to make sufficient annual distributions of its taxable income, including accrued non-cash income generated by these securities, in order to qualify for tax treatment as a regulated investment company, the Fund might be required to liquidate portfolio securities at a disadvantageous time, or borrow cash, to make these distributions.
Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.
PERFORMANCE
The following bar chart shows how the Fund’s performance for Class N shares (formerly, Institutional shares) has varied from year to year, and the table immediately below the chart shows the performance of the Fund over the past 1-, 5- and 10-year periods, and compares the Fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the Fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. The Fund’s past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com. Performance history will be available for the Class A, Class C, Class I and Class K shares of the Fund after they have been in operation for one calendar year. Returns of these share classes could have been similar to the returns shown for Class N shares because the shares are invested in the same portfolio of securities. Returns would differ only to the extent that the new share classes do not have the same expenses as Class N shares. Class A and Class C shares are generally expected to incur higher expenses and Class I and Class K shares are generally expected to incur lower expenses than Class N shares.
Annual Total Returns - SSGA High Yield Bond Fund

Highest Quarterly Results (2004-2013)	Lowest Quarterly Results (2004-2013)	Year-to- Date Ended
June 30, 2009: 16.46%	December 31, 2008: (17.13)%	September 30, 2014: 3.06%

Average Annual Total Returns For the Periods Ending December 31, 2013 Class N Shares:
Average Annual Total Returns Class A, C, I and K SSgA High Yield Bond Fund		1 Year	5 Years	10 Years
Class N Shares	[1]	6.95%	17.31%	7.69%
Class N Shares Return After Taxes on Distributions	[1]	2.87%	13.82%	4.68%
Class N Shares Return After Taxes on Distributions and Sale of Fund Shares	[1]	4.43%	12.45%	4.75%
Barclays U.S. High-Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	[1]	7.44%	18.96%	8.61%
[1]	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).